Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Derivative Financial Instruments

In September 2008, the FASB ratified the consensus reached on EITF Issue No. 07-5, Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity’s Own Stock (“EITF 07-5”) (codified as ASC 815-40-15-5). This EITF provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The EITF applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative under ASC 815-10-15-13 through 15-130, Accounting for Derivative Instruments and Hedging Activities, for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception. The EITF also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative under ASC 815-10-13 through 15-130, for purposes of determining whether the instrument is within the scope of EITF No. 00-19 Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock (“EITF 00-19”) (codified as ASC subtopic 815-40). EITF No. 07-5 was effective beginning the first quarter of fiscal 2009.

Due to certain adjustments that may be made to the exercise price of the warrants issued in December 2007, January 2008 and August 2008 if the Company issues or sells shares of its common stock at a price which is less than the then current warrant exercise price, these warrants have been classified as a liability as opposed to equity in accordance with the Derivatives and Hedging Topic of the FASB ASC 815-10-15 as it was determined that these warrants were not indexed to the Company’s stock. As a result, the fair market value of these warrants was remeasured on January 1, 2009 and marked to market at each subsequent financial reporting period. The change in fair value of the warrants is recorded in the statements of operations and is estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010
Exercise price	$0.25	$0.25	$0.25	$0.25
Market value of stock at end of period	$0.38	$0.36	$0.38	$0.36
Expected dividend rate	0%	0%	0%	0%
Expected volatility	165%	135% - 158%	164% - 173%	135% - 158%
Risk-free interest rate	0.13% – 0.25%	0.42% – 0.64%	0.13% – 0.25%	0.42% – 0.64%

All warrants issued by the Company other than the above noted warrants are classified as equity.

During the fourth quarter of the year ended December 31, 2010, the Company applied the guidance of Accounting Standards Codification 815-40 (ASC 815-40) and recorded a $618,801 gain on the fair value of the warrant liability for the year then ended. The warrants had been issued in December 2007, January 2008 and August 2008, in connection with convertible promissory notes and were originally accounted for as an equity instrument. Accordingly, the Company has restated its financial statements to reflect the proper accounting treatment. If the Company would have recorded these warrants as a derivative liability upon initial adoption of ASC 815-40, the Company would have recorded the following amounts in its balance sheets and income statements in the periods indicated:

	Total Liabilities As previously Reported	Change	Total Liabilities As Restated	Stockholders’ Deficit As previously Reported	Change	Stockholders’ Deficit As Restated
March 31, 2010	$5,117,253	$6,085,147	$11,202,400	$(3,058,161)	$(6,085,147)	$(9,143,308)
June 30, 2010	$5,165,059	$4,250,053	$9,415,112	$(3,094,998)	$(4,250,053)	$(7,345,051)
September 30, 2010	$5,147,657	$4,861,284	$10,008,941	$(3,428,140)	$(4,861,284)	$(8,289,424)

	Other Inc (Exp) As previously Reported	Change	Other Inc (Exp) As Restated	Net Loss As previously Reported	Change	Net (Loss) Income As Restated	EPS As previously Reported	EPS As Restated
For the Three Months Ended:
March 31, 2010	$(46,504)	$(1,508,027)	$(1,554,531)	$(520,038)	$(1,508,027)	$(2,028,065)	$(0.02)	$(0.07)
June 30, 2010	$(55,233)	$1,835,094	$1,779,861	$(624,681)	$1,835,094	$1,210,413	$(0.02)	$0.04
September 30, 2010	$(55,933)	$(611,231)	$(667,164)	$(555,692)	$(611,231)	$(1,166,923)	$(0.02)	$(0.04)

In September 2008, the FASB ratified the consensus reached on EITF Issue No. 07-5, Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity’s Own Stock (“EITF 07-5”) (codified as ASC 815-40-15-5). This EITF provides guidance for determining whether an equity-linked financial instrument (or embedded feature) is indexed to an entity’s own stock. The EITF applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative under ASC 815-10- 15-13 through 15-130, Accounting for Derivative Instruments and Hedging Activities, for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception. The EITF also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative under ASC 815-10-13 through 15-130, for purposes of determining whether the instrument is within the scope of EITF No. 00-19 Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock (“EITF 00- 19”) (codified as ASC subtopic 815-40). EITF No. 07-5 was effective beginning the first quarter of fiscal 2009.

Due to certain adjustments that may be made to the exercise price of the warrants issued in December 2007, January 2008 and August 2008, if the Company issues or sell shares of its common stock at a price which is less than the then current warrant exercise price, these warrants have been classified as a liability as opposed to equity in accordance with the Derivatives and Hedging Topic of the FASB ASC 815-10-15 as it was determined that these warrants were not indexed to the Company’s stock. As a result, the fair market value of these warrants was remeasured on January 1, 2009 and marked to market at each subsequent financial reporting period. The change in fair value of the warrants is recorded in the statement of operations and is estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Years Ended December 31,
	2010	2009
Exercise price	$0.25	$0.25
Market value of stock at end of period	$0.29	$0.30
Expected dividend rate	N/A	N/A
Expected volatility	158% – 165%	112% – 117%
Risk-free interest rate	0.61% – 0.82%	1.70% – 2.20%
Expected life in years	2.00 – 2.58	3.00 – 3.58
Shares underlying warrants outstanding classified as liabilities	15,543,641	15,543,641

All warrants issued by the Company other than the above noted warrants are classified as equity.

During the fourth quarter of the year ended December 31, 2010, the Company applied the guidance of Accounting Standards Codification 815-40 (ASC 815-40) and recorded a $618,801 gain on the fair value of the warrant liability for the year then ended. The warrants had been issued in December 2007, January 2008 and August 2008, in connection with convertible promissory notes as described in Note 7 and were originally accounted for as an equity instrument. Upon further review of the warrants, it was determined that these warrants were not indexed to the Company’s stock and therefore required derivative accounting treatment. Accordingly, the Company has restated its financial statements for the year ended December 31, 2009 provided herein to reflect the proper accounting treatment. If the Company would have recorded these warrants as a derivative liability upon initial adoption of ASC 815-40, the Company would have recorded the following amounts in the accompanying balance sheet and income statement:

	Total Liabilities As previously Reported	Change	Total Liabilities As Restated	Stockholders’ Deficit As previously Reported	Change	Stockholders’ Deficit As Restated
March 31, 2009	$4,599,317	$2,080,830	$6,680,147	$(4,246,075)	$(2,080,830)	$(6,326,905)
June 30, 2009	$4,565,431	$2,425,223	$6,990,654	$(3,982,146)	$(2,425,223)	$(6,407,369)
September 30, 2009	$3,968,231	$10,774,888	$14,743,119	$(3,158,106)	$(10,774,888)	$(13,932,994)
December 31, 2009	$4,299,685	$4,577,119	$8,876,8045	$(2,678,939)	$(4,577,1119)	$(7,256,058)
March 31, 2010	$5,117,253	$6,085,147	$11,202,400	$(3,058,161)	$(6,085,147)	$(9,143,308)
June 30, 2010	$5,165,059	$4,250,053	$9,415,112	$(3,094,998)	$(4,250,053)	$(7,345,051)
September 30, 2010	$5,147,657	$4,861,284	$10,008,941	$(3,428,140)	$(4,861,284)	$(8,289,424)

	Other Inc (Exp) As previously Reported	Change	Other Inc (Exp) As Restated	Net Loss As previously Reported	Change	Net (Loss) Income As Restated	EPS As previously Reported	EPS As Restated
For the Three Months Ended:
March 31, 2009	$(156,161)	$(146,858)	$(303,019)	$(648,786)	$(146,858)	$(795,644)	$(0.05)	$(0.06)
June 30, 2009	$(95,353)	$(344,392)	$(439,745)	$(344,000)	$(344,392)	$(688,392)	$(0.04)	$(0.04)
September 30, 2009	$(203,771)	$(9,438,212)	$(9,641,983)	$(436,927)	$(9,438,212)	$(9,875,139)	$(0.06)	$(0.50)
For the Year Ended
December 31, 2009	$(620,907)	$(3,731,694)	$(4,352,601)	$(3,385,382)	$(3,731,694)	$(7,117,076)	$(0.17)	$(0.36)
For the Three Months Ended:
March 31, 2010	$(46,504)	$(1,508,027)	$(1,554,531)	$(520,038)	$(1,508,027)	$(2,028,065)	$(0.02)	$(0.07)
June 30, 2010	$(55,233)	$1,835,094	$1,779,861	$(624,681)	$1,835,094	$1,210,413	$(0.02)	$0.04
September 30, 2010	$(55,933)	$(611,231)	$(667,164)	$(555,692)	$(611,231)	$(1,166,923)	$(0.02)	$(0.04)